Quarterly Holdings Report
for
Fidelity® Nordic Fund
January 31, 2023
NOR-NPRT1-0423
1.813058.118
Common Stocks - 98.2%
	Shares	Value ($)
Denmark - 35.3%
Carlsberg A/S Series B	61,400	8,716,447
DSV A/S	88,100	14,497,289
Genmab A/S (a)	23,900	9,366,333
Novo Nordisk A/S Series B	415,400	57,487,157
ORSTED A/S (b)	39,888	3,552,108
Tryg A/S	190,183	4,349,692
Vestas Wind Systems A/S	286,300	8,377,594
TOTAL DENMARK		106,346,620
Finland - 16.4%
Elisa Corp. (A Shares)	144,600	8,234,235
Neste OYJ	132,000	6,289,772
Nordea Bank ABP	1,445,544	16,833,532
Sampo Oyj (A Shares)	196,600	10,295,552
UPM-Kymmene Corp.	210,000	7,591,025
TOTAL FINLAND		49,244,116
Norway - 8.6%
Equinor ASA	279,200	8,509,085
Kongsberg Gruppen ASA	84,700	3,360,303
Mowi ASA	192,500	3,549,494
Norsk Hydro ASA	935,300	7,583,272
Selvaag Bolig ASA	321,200	1,036,171
TGS ASA	113,100	1,861,658
TOTAL NORWAY		25,899,983
Sweden - 37.0%
Alfa Laval AB	226,200	7,073,076
Alleima AB	121,980	608,407
ASSA ABLOY AB (B Shares)	390,300	9,194,008
Atlas Copco AB (B Shares)	1,069,000	11,217,876
Beijer Alma AB (B Shares)	89,500	1,771,582
Eltel AB (a)(b)	1,831,723	1,685,011
EQT AB	143,800	3,216,304
Evolution AB (b)	57,600	6,473,731
Fortnox AB	808,300	4,065,615
Haypp Group (a)	385,600	1,141,210
HEXPOL AB (B Shares)	288,970	3,111,423
Indutrade AB	325,100	7,181,198
Investor AB (B Shares)	752,000	14,550,872
Lagercrantz Group AB (B Shares)	462,453	4,837,856
Nibe Industrier AB (B Shares)	315,700	3,391,686
Nordnet AB	280,100	4,535,929
Saab AB (B Shares)	92,600	3,781,887
Sandvik AB	645,200	13,334,771
Surgical Science Sweden AB (a)	124,000	1,748,967
Swedbank AB (A Shares)	440,699	8,445,158
TOTAL SWEDEN		111,366,567
Switzerland - 0.4%
Sonova Holding AG	4,830	1,202,356
United States of America - 0.5%
Autoliv, Inc.	15,900	1,464,708
TOTAL COMMON STOCKS (Cost $250,806,637)		295,524,350

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c) (Cost $4,028,222)	4,027,417	4,028,222

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $254,834,859)	299,552,572
NET OTHER ASSETS (LIABILITIES) - 0.5%	1,503,844
NET ASSETS - 100.0%	301,056,416

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,710,850 or 3.9% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	2,293,839	27,827,582	26,093,199	79,971	-	-	4,028,222	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	-	3,259,751	3,259,751	331	-	-	-	0.0%
Total	2,293,839	31,087,333	29,352,950	80,302	-	-	4,028,222

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.